Net Investment Income - Summary of Net Investment Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Dividend income	¥ 138,874	¥ 123,827	¥ 128,094
Total net investment income	424,097	305,327	375,229
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net gain from disposal of instruments	4,187	39,484	71,641
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net gain from disposal of instruments	¥ 281,036	¥ 142,016	¥ 175,494